UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05549
                                                     ---------

                              REYNOLDS FUNDS, INC.
                              --------------------
               (Exact name of registrant as specified in charter)

                            Wood Island, Third Floor
                        80 East Sir Francis Drake Blvd.
                          Larkspur, California  94939
                              --------------------
              (Address of principal executive offices) (Zip code)


                             Frederick L. Reynolds
                          Reynolds Capital Management
                            Wood Island, Third Floor
                        80 East Sir Francis Drake Blvd.
                          Larkspur, California  94939
                               ------------------
                    (Name and address of agent for service)

                                  415-461-7860
                                  ------------
               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ------------

Date of reporting period: JUNE 30, 2005
                          -------------

Item 1. Schedule of Investments.

                         REYNOLDS BLUE CHIP GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2005
                                  (UNAUDITED)

    SHARES OR
 PRINCIPAL AMOUNT                                                   VALUE
 ----------------                                                   -----

LONG-TERM INVESTMENTS - 98.9% (A)<F2>
COMMON STOCKS - 96.7% (A)<F2>

               Advertising - 0.2%
       8,000   ValueClick, Inc.*<F1>                            $    98,640

               Airlines/Aerospace - 1.7%
       8,000   Boeing Co.                                           528,000
       2,000   DRS Technologies, Inc.                               102,560
       1,000   General Dynamics Corp.                               109,540
       4,000   United Technologies Corp.                            205,400
                                                                -----------
                                                                    945,500
               Apparel - 1.3%
       3,500   The Buckle, Inc.                                     155,190
       7,000   Burlington Coat Factory Warehouse Corp.              298,480
       2,000   Gildan Activewear Inc.*<F1>                           52,700
       7,500   Phillips-Van Heusen Corp.                            245,175
                                                                -----------
                                                                    751,545
               Application Software - 1.7%
       6,000   Adobe Systems Inc.                                   171,720
       4,000   Oracle Corp.*<F1>                                     52,800
       6,000   SAP AG SP-ADR                                        259,800
      20,000   VERITAS Software Corp.*<F1>                          488,000
                                                                -----------
                                                                    972,320
               Automotive - 0.8%
       4,500   Advance Auto Parts, Inc.*<F1>                        290,475
       1,000   AutoNation, Inc.*<F1>                                 20,520
       1,500   CLARCOR Inc.                                          43,875
       3,000   Dollar Thrifty Automotive Group, Inc.*<F1>           113,940
                                                                -----------
                                                                    468,810
               Beverages - 0.2%
       4,000   PepsiAmericas, Inc.                                  102,640

               Biotechnology - 2.3%
       3,500   Affymetrix, Inc.*<F1>                                188,755
       2,500   Amgen Inc.*<F1>                                      151,150
       8,500   Genentech, Inc.*<F1>                                 682,380
       3,000   Gilead Sciences, Inc.*<F1>                           131,970
       2,500   Sepracor Inc.*<F1>                                   150,025
                                                                -----------
                                                                  1,304,280
               Building - 2.0%
      12,000   Home Depot, Inc.                                     466,800
      11,000   Lowe's Companies, Inc.                               640,420
         500   Standard Pacific Corp.                                43,975
                                                                -----------
                                                                  1,151,195
               Business Software & Services - 0.7%
       2,000   CheckFree Corp.*<F1>                                  68,120
       1,500   Digital River, Inc.*<F1>                              47,625
       3,000   MICROS Systems, Inc.*<F1>                            134,250
       3,500   Rockwell Automation Inc.                             170,485
                                                                -----------
                                                                    420,480
               Cable TV/Broadcasting - 2.3%
       3,500   Grupo Televisa S.A. SP-ADR                           217,315
      46,000   Sirius Satellite Radio Inc.*<F1>                     298,080
      23,000   XM Satellite Radio Holdings Inc.*<F1>                774,180
                                                                -----------
                                                                  1,289,575
               Capital Equipment - 0.1%
       1,000   SpectraSite, Inc.*<F1>                                74,430

               Communication Equipment - 1.8%
       2,000   American Tower Corp.*<F1>                             42,040
      15,000   Corning Inc.*<F1>                                    249,300
       2,000   Endwave Corp.*<F1>                                    95,200
      17,500   L.M. Ericsson Telephone Co. ADR                      559,125
       2,000   NETGEAR, Inc.*<F1>                                    37,200
       2,000   QUALCOMM Inc.                                         66,020
                                                                -----------
                                                                  1,048,885
               Communications Services - 0.1%
       3,000   Crown Castle International Corp.*<F1>                 60,960

               Computer & Peripherals - 3.4%
      21,000   Apple Computer, Inc.*<F1>                            773,010
       6,500   Dell Inc.*<F1>                                       256,815
       2,000   Hewlett-Packard Co.                                   47,020
       8,400   International Business Machines Corp.                623,280
       9,000   PalmOne, Inc.*<F1>                                   267,930
                                                                -----------
                                                                  1,968,055
               Computer Networking - 2.0%
      15,000   Cisco Systems Inc.*<F1>                              286,650
      17,000   Juniper Networks, Inc.*<F1>                          428,060
      15,500   WebEx Communications, Inc.*<F1>                      409,355
                                                                -----------
                                                                  1,124,065
               Computer Software & Services - 0.0%
       4,000   Parametric Technology Corp.*<F1>                      25,520

               Drugs - 0.1%
       1,500   Amylin Pharmaceuticals, Inc.*<F1>                     31,395

               Electronics - 0.1%
       4,000   Micrel, Inc.*<F1>                                     46,080


               Energy - 5.2%
       1,000   Amerada Hess Corp.                                   106,510
       1,000   Anadarko Petroleum Corp.                              82,150
       8,500   Burlington Resources Inc.                            469,540
       4,500   Chevron Corp.                                        251,640
       2,000   Cooper Cameron Corp.*<F1>                            124,100
       1,500   EnCana Corp.                                          59,385
       2,500   EOG Resources, Inc.                                  142,000
       2,000   Equitable Resources, Inc.                            136,000
       4,000   Exxon Mobil Corp.                                    229,880
       6,000   Helmerich & Payne, Inc.                              281,520
       1,000   Imperial Oil Ltd.                                     83,310
       1,000   Marathon Oil Corp.                                    53,370
       5,500   Noble Energy, Inc.                                   416,075
       1,500   Occidental Petroleum Corp.                           115,395
       3,000   Royal Dutch Petroleum Co. NYS                        194,700
       5,000   Southwestern Energy Co.*<F1>                         234,900
                                                                -----------
                                                                  2,980,475
               Energy-Services - 6.4%
       3,000   BJ Services Co.                                      157,440
       8,000   Diamond Offshore Drilling, Inc.                      427,440
       4,000   Frontier Oil Corp.                                   117,400
       4,000   Holly Corp.                                          186,680
       1,500   LIFE TIME FITNESS, Inc.*<F1>                          49,215
       1,000   Noble Corp.                                           61,510
       9,500   Schlumberger Ltd.                                    721,430
       5,500   Smith International, Inc.                            350,350
       3,000   Sunoco, Inc.                                         341,040
       7,000   Tesoro Corp.                                         325,640
      10,000   Transocean Inc.*<F1>                                 539,700
       4,500   Valero Energy Corp.                                  355,995
                                                                -----------
                                                                  3,633,840
               Entertainment/Media - 0.6%
       4,000   The Walt Disney Co.                                  100,720
       2,000   Electronic Arts Inc.*<F1>                            113,220
       3,000   Pixar*<F1>                                           150,150
                                                                -----------
                                                                    364,090
               Financial Services - 2.4%
       4,000   Ameritrade Holding Corp.*<F1>                         74,360
       4,000   E*TRADE Financial Corp.*<F1>                          55,960
       2,500   Goldman Sachs Group, Inc.                            255,050
       2,500   Lehman Brothers Holdings Inc.                        248,200
       8,000   Merrill Lynch & Co., Inc.                            440,080
       3,000   Morgan Stanley                                       157,410
       3,000   Paychex, Inc.                                         97,620
       1,000   SEI Investments Co.                                   37,350
                                                                -----------
                                                                  1,366,030
               Foods - 0.1%
       1,500   Flowers Foods, Inc.                                   53,040

               Gold & Silver - 0.3%
       4,000   Newmont Mining Corp.                                 156,120

               Grocery Stores - 0.2%
       3,500   Great Atlantic & Pacific Tea Company, Inc.*<F1>      101,710

               Health Maintenance Organizations - 0.8%
       1,000   Omnicare, Inc.                                        42,430
       5,500   PacifiCare Health Systems, Inc.*<F1>                 392,975
                                                                -----------
                                                                    435,405
               Home Builders - 1.0%
       1,500   Beazer Homes USA, Inc.                                85,725
       3,000   KB Home, Inc.                                        228,690
       1,000   Pulte Homes, Inc.                                     84,250
       2,000   Ryland Group, Inc.                                   151,740
                                                                -----------
                                                                    550,405
               Hotel - 3.4%
       3,500   Choice Hotels International, Inc.                    229,950
       1,000   Four Seasons Hotels Inc.                              66,100
       5,500   Harrah's Entertainment, Inc.                         396,385
       4,500   Hilton Hotels Corp.                                  107,325
       4,000   Marriott International, Inc.                         272,880
       7,000   MGM MIRAGE*<F1>                                      277,060
      10,000   Starwood Hotels & Resorts Worldwide, Inc.            585,700
                                                                -----------
                                                                  1,935,400
               Household Products - 0.1%
       5,000   Oakley, Inc.                                          85,150

               Instruments - 0.1%
       1,000   Itron, Inc.*<F1>                                      44,680

               Insurance - 2.1%
       6,000   Aetna Inc.                                           496,920
       1,500   AFLAC INC.                                            64,920
       2,500   Allstate Corp.                                       149,375
       3,000   CIGNA Corp.                                          321,090
       2,500   WellChoice Inc.*<F1>                                 173,675
                                                                -----------
                                                                  1,205,980
               Internet Information Providers - 3.2%
       3,500   Google Inc.*<F1>                                   1,029,525
       7,000   InfoSpace, Inc.*<F1>                                 230,510
      16,500   Yahoo! Inc.*<F1>                                     571,725
                                                                -----------
                                                                  1,831,760
               Internet Service Providers - 0.1%
       3,000   SINA Corp.*<F1>                                       83,700

               Internet Software & Services - 0.4%
       3,000   Shanda Interactive Entertainment Ltd. ADS*<F1>       110,370
       2,500   Websense, Inc.*<F1>                                  120,125
                                                                -----------
                                                                    230,495
               Machinery - 0.5%
       2,000   Caterpillar Inc.                                     190,620
         500   Deere & Co.                                           32,745
       2,000   JLG Industries, Inc.                                  54,960
                                                                -----------
                                                                    278,325
               Medical Services - 6.1%
       1,000   Cerner Corp.*<F1>                                     67,970
       1,000   Express Scripts, Inc.*<F1>                            49,980
       8,000   HCA, Inc.                                            453,360
       4,000   Humana Inc.*<F1>                                     158,960
       2,500   Manor Care, Inc.                                      99,325
      14,500   McKesson Corp.                                       649,455
       1,500   Quality Systems, Inc.                                 71,070
       2,000   Quest Diagnostics Inc.                               106,540
       1,000   Sierra Health Services, Inc.*<F1>                     71,460
       2,000   Triad Hospitals, Inc.*<F1>                           109,280
      13,000   UnitedHealth Group Inc.                              677,820
       8,000   Universal Health Services, Inc. Cl B                 497,440
       7,000   WellPoint Inc.*<F1>                                  487,480
                                                                -----------
                                                                  3,500,140
               Medical Supplies - 1.1%
       2,000   Abbott Laboratories                                   98,020
       2,000   Bausch & Lomb Inc.                                   166,000
       2,500   Johnson & Johnson                                    162,500
       2,000   Neurometrix Inc.*<F1>                                 40,060
       3,000   Owens & Minor, Inc.                                   97,050
       2,000   Priority Healthcare Corp. Cl B*<F1>                   50,720
                                                                -----------
                                                                    614,350
               Metals - 0.2%
       2,000   Titanium Metals Corp.*<F1>                           113,580

               Paper & Forest Products - 0.2%
       2,000   Weyerhaeuser Co.                                     127,300

               Photography - 0.1%
       2,500   Komag, Inc.*<F1>                                      70,925

               Real Estate - 0.6%
       2,000   Centex Corp.                                         141,340
       1,000   The St. Joe Co.                                       81,540
       1,000   Toll Brothers, Inc.*<F1>                             101,550
                                                                -----------
                                                                    324,430
               Restaurants - 3.8%
       1,500   California Pizza Kitchen, Inc.*<F1>                   40,905
       2,500   The Cheesecake Factory Inc.*<F1>                      86,825
       3,500   Darden Restaurants, Inc.                             115,430
      24,000   Luby's, Inc.*<F1>                                    286,800
       7,000   P.F. Chang's China Bistro, Inc.*<F1>                 412,860
       4,000   Panera Bread Co.*<F1>                                248,340
       7,000   Papa John's International, Inc.*<F1>                 279,790
       2,500   Wendy's International, Inc.                          119,125
      11,500   Yum! Brands, Inc.                                    598,920
                                                                -----------
                                                                  2,188,995
               Retail-Specialty - 17.1%
      13,500   Abercrombie & Fitch Co.                              927,450
      17,500   American Eagle Outfitters, Inc.                      536,375
      20,750   bebe stores, inc.                                    549,252
      11,000   Bed Bath & Beyond Inc.*<F1>                          459,580
      17,000   Best Buy Co., Inc.                                 1,165,350
       5,000   Charming Shoppes, Inc.*<F1>                           46,650
      16,500   Chico's FAS, Inc.*<F1>                               565,620
       3,000   Circuit City Stores, Inc.                             51,870
       5,000   Coach, Inc.*<F1>                                     167,850
       2,000   CVS Corp.                                             58,140
       1,500   D.R. Horton, Inc.                                     56,415
       3,500   Dress Barn, Inc.*<F1>                                 79,205
      14,000   eBay Inc.*<F1>                                       462,140
       2,000   Family Dollar Stores, Inc.                            52,200
       1,000   Jos. A. Bank Clothiers, Inc.*<F1>                     43,300
       7,000   The Men's Wearhouse, Inc.*<F1>                       241,010
      10,000   Michaels Stores, Inc.                                413,700
       7,000   NIKE, Inc. Cl B                                      606,200
       3,000   Office Depot, Inc.*<F1>                               68,520
       3,500   Pacific Sunwear of California, Inc.*<F1>              80,465
       5,000   Payless ShoeSource, Inc.*<F1>                         96,000
       3,000   Retail Ventures, Inc.*<F1>                            40,920
      13,500   Ross Stores, Inc.                                    390,285
       6,750   Staples, Inc.                                        143,910
      14,000   Starbucks Corp.*<F1>                                 723,240
       5,000   Tempur-Pedic International Inc.*<F1>                 110,900
       6,000   Tiffany & Co.                                        196,560
      14,500   Urban Outfitters, Inc.*<F1>                          822,005
       5,500   Walgreen Co.                                         252,945
       2,500   Whole Foods Market, Inc.                             295,750
       1,000   Zale Corp.*<F1>                                       31,690
                                                                -----------
                                                                  9,735,497
               Retail Stores - 7.9%
      17,500   Costco Wholesale Corp.                               784,350
       2,000   Federated Department Stores, Inc.                    146,560
       2,000   J.C. Penney Company, Inc. (Holding Co.)              105,160
       3,000   Kohl's Corp.*<F1>                                    167,730
      11,500   Longs Drug Stores Corp.                              495,075
       1,000   May Department Stores Co.                             40,160
       6,500   Neiman Marcus Group, Inc.                            629,980
      16,500   Nordstrom, Inc.                                    1,121,505
      10,500   Target Corp.                                         571,305
       9,500   Wal-Mart Stores, Inc.                                457,900
                                                                -----------
                                                                  4,519,725
               Security Software & Services - 1.0%
       2,000   Internet Security Systems, Inc.*<F1>                  40,580
       1,500   SafeNet, Inc.*<F1>                                    51,090
      16,000   VeriSign, Inc.*<F1>                                  460,160
                                                                -----------
                                                                    551,830
               Semiconductor Capital Spending - 0.8%
       4,500   KLA-Tencor Corp.                                     196,650
       4,000   Kulicke and Soffa Industries, Inc.*<F1>               31,640
       6,000   Novellus Systems, Inc.*<F1>                          148,260
       8,000   Teradyne, Inc.*<F1>                                   95,760
                                                                -----------
                                                                    472,310
               Semiconductors - 2.9%
       8,500   Broadcom Corp.*<F1>                                  301,835
       4,000   Flextronics International Ltd.*<F1>                   52,840
      14,880   Intel Corp.                                          387,773
       1,500   Jabil Circuit, Inc.*<F1>                              46,095
       5,500   Lam Research Corp.*<F1>                              159,170
       4,000   LSI Logic Corp.*<F1>                                  33,960
       2,000   Microchip Technology Inc.                             59,240
       1,500   National Semiconductor Corp.                          33,045
       4,000   PMC-Sierra, Inc.*<F1>                                 37,320
       2,000   QLogic Corp.*<F1>                                     61,740
       4,000   Sanmina-SCI Corp.*<F1>                                21,880
      16,500   Texas Instruments Inc.                               463,155
                                                                -----------
                                                                  1,658,053
               Services - 2.0%
       7,500   Administaff, Inc.                                    178,200
       4,500   FedEx Corp.                                          364,545
       6,500   United Parcel Service, Inc. Cl B                     449,540
       2,500   Weight Watchers International, Inc.*<F1>             129,025
                                                                -----------
                                                                  1,121,310
               System Software - 0.5%
       8,500   Autodesk, Inc.                                       292,145

               Telecommunications - 0.1%
       9,000   Tellabs, Inc.*<F1>                                    78,300

               Telephone Services - 0.1%
       2,000   Telefonos de Mexico SA de CV SP-ADR L                 37,780

               Transportation - 0.2%
       2,000   Yellow Roadway Corp.*<F1>                            101,600

               Utilities - 1.7%
       2,500   Constellation Energy Group                           144,225
       6,500   Edison International                                 263,575
       1,500   Kinder Morgan, Inc.                                  124,800
       3,000   NSTAR                                                 92,490
       5,000   ONEOK, Inc.                                          163,250
       2,500   TXU Corp.                                            207,725
                                                                -----------
                                                                    996,065
               Wireless Communication - 2.6%
      15,000   Motorola, Inc.                                       273,900
      14,000   Nextel Communications, Inc.*<F1>                     452,340
      11,500   Nextel Partners, Inc.*<F1>                           289,455
       6,000   Research In Motion Ltd.*<F1>                         442,500
                                                                -----------
                                                                  1,458,195
                                                                -----------
                 Total common stocks                             55,183,510
                   (cost $45,769,639)

MUTUAL FUNDS - 2.2% (A)<F2>
       3,000   Biotech HOLDRs Trust                                 501,900
       1,000   iShares Russell 2000 Index Fund                       63,700
       5,000   Oil Service HOLDRs Trust                             509,850
       1,000   Retail HOLDRs Trust                                   95,750
       3,000   Semiconductor HOLDRs Trust                           101,010
                                                                -----------
                 Total mutual funds                               1,272,210
                   (cost $1,269,869)                            -----------
                 Total long-term investments                     56,455,720
                   (cost $47,039,508)

SHORT-TERM INVESTMENTS - 1.7% (A)<F2>
               Variable-Rate Demand Note - 1.7%
    $959,178   U.S. Bank, N.A., 3.08%                               959,178
                                                                -----------
                 Total short-term investments                       959,178
                   (cost $959,178)                              -----------

                     Total investments - 100.6%                  57,414,898
                       (cost $47,998,686)                       -----------
                                                                -----------
                     Liabilities, less cash and
                       receivables - (0.6%) (A)<F2>                (328,263)
                                                                -----------
                     TOTAL NET ASSETS - 100.0%                  $57,086,635
                                                                -----------
                                                                -----------
*<F1>     Non-income producing security.
(A)<F2> Percentages for the various classifications relate to net assets. ADR-American Depository Receipt
ADS-American Depository Shares
NYS-New York Registered Shares


                           REYNOLDS OPPORTUNITY FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2005
                                  (UNAUDITED)

     SHARES OR
  PRINCIPAL AMOUNT                                                   VALUE
  ----------------                                                   -----

LONG-TERM INVESTMENTS - 99.7% (A)<F4>
COMMON STOCKS - 99.7% (A)<F4>
               Advertising - 0.4%
       4,000   ValueClick, Inc.*<F3>                            $    49,320

               Airlines/Aerospace - 0.3%
       2,000   Kaman Corp.                                           36,080

               Application Software - 1.3%
       2,000   Business Objects S.A. SP-ADR*<F3>                     52,600
       4,000   Compuware Corp.*<F3>                                  28,760
       4,000   EMC Corp. (Mass.)*<F3>                                54,840
       1,500   VERITAS Software Corp.*<F3>                           36,600
                                                                -----------
                                                                    172,800
               Automotive - 0.2%
       2,000   Accuride Corp.*<F3>                                   21,260

               Biotechnology - 3.2%
       3,000   Encysive Pharmaceuticals Inc.*<F3>                    32,430
       4,500   Protein Design Labs, Inc.*<F3>                        90,945
       4,000   Savient Pharmaceuticals Inc.*<F3>                     17,640
       2,000   Sepracor Inc.*<F3>                                   120,020
       3,000   Serologicals Corp.*<F3>                               63,750
      13,000   StemCells, Inc.*<F3>                                  54,730
       5,000   ViroPharma Inc.*<F3>                                  34,750
                                                                -----------
                                                                    414,265
               Business Software & Services - 13.0%
      19,000   Akamai Technologies, Inc.*<F3>                       249,470
      10,000   BEA Systems, Inc.*<F3>                                87,800
       5,000   CheckFree Corp.*<F3>                                 170,300
       7,000   Comverse Technology, Inc.*<F3>                       165,550
       1,000   Digital River, Inc.*<F3>                              31,750
       1,500   MICROS Systems, Inc.*<F3>                             67,125
       3,000   Monster Worldwide Inc.*<F3>                           86,040
       7,000   OpenTV Corp.*<F3>                                     19,180
       2,000   PAR Technology Corp.*<F3>                             64,000
      20,000   Radiant Systems, Inc.*<F3>                           228,000
      24,000   Sapient Corp.*<F3>                                   190,320
       8,000   Sonic Solutions*<F3>                                 148,800
      33,000   Sonus Networks, Inc.*<F3>                            157,740
      22,000   Viewpoint Corp.*<F3>                                  38,940
       2,000   webMethods, Inc.*<F3>                                 11,200
                                                                -----------
                                                                  1,716,215
               Cable TV/Broadcasting - 3.3%
       8,000   Charter Communications, Inc.*<F3>                      9,440
      23,000   Sirius Satellite Radio Inc.*<F3>                     149,040
       8,000   XM Satellite Radio Holdings Inc.*<F3>                269,280
                                                                -----------
                                                                    427,760
               Chemicals-Specialty - 0.3%
       5,000   W.R. Grace & Co.*<F3>                                 38,950

               Communication Equipment - 8.5%
       2,000   American Tower Corp.*<F3>                             42,040
       4,000   C-COR Inc.*<F3>                                       27,400
      10,000   Corning Inc.*<F3>                                    166,200
       8,000   Endwave Corp.*<F3>                                   380,800
       5,000   L.M. Ericsson Telephone Co. ADR                      159,750
      12,000   Harmonic Inc.*<F3>                                    57,960
      15,200   McDATA Corp.*<F3>                                     60,800
       2,000   NETGEAR, Inc.*<F3>                                    37,200
       3,000   Plexus Corp.*<F3>                                     42,690
       4,000   QUALCOMM Inc.                                        132,040
       5,000   Zhone Technologies, Inc.*<F3>                         16,750
                                                                -----------
                                                                  1,123,630
               Communications Services - 0.6%
       2,000   Crown Castle International Corp.*<F3>                 40,640
       2,000   PanAmSat Holding Corp.                                41,020
                                                                -----------
                                                                     81,660
               Computer & Peripherals - 3.6%
       3,500   Apple Computer, Inc.*<F3>                            128,835
       5,000   Network Appliance, Inc.*<F3>                         141,350
       3,350   PalmOne, Inc.*<F3>                                    99,730
       4,000   Symbol Technologies, Inc.                             39,480
       5,000   Western Digital Corp.*<F3>                            67,100
                                                                -----------
                                                                    476,495
               Computer Networking - 4.5%
       5,000   3Com Corp.*<F3>                                       18,200
       6,600   Cisco Systems Inc.*<F3>                              126,126
       4,000   Foundry Networks, Inc.*<F3>                           34,520
      22,000   Glenayre Technologies, Inc.*<F3>                      82,940
       3,000   Juniper Networks, Inc.*<F3>                           75,540
       8,000   Sierra Wireless Inc.*<F3>                             58,640
       7,500   WebEx Communications, Inc.*<F3>                      198,075
                                                                -----------
                                                                    594,041
               Computer Software & Services - 1.0%
       1,500   Scientific Games Corp.*<F3>                           40,395
       6,000   Wind River Systems, Inc.*<F3>                         94,080
                                                                -----------
                                                                    134,475
               Diversified - 1.8%
      17,000   Crown Holdings, Inc.*<F3>                            241,910

               Drugs - 0.5 %
       4,000   Geron Corp.* <F3>                                     30,960
       4,000   Ligand Pharmaceuticals Inc. Cl B*<F3>                 27,800
                                                                -----------
                                                                     58,760
               Electronics - 3.4%
       2,000   Avnet, Inc.* <F3>                                     45,060
       3,000   Brightpoint, Inc.* <F3>                               66,570
       4,000   Kopin Corp.* <F3>                                     20,400
      13,000   Micrel, Inc.* <F3>                                   149,760
      10,000   Powerwave Technologies, Inc.* <F3>                   102,200
      10,000   SRS Labs, Inc.* <F3>                                  61,000
                                                                -----------
                                                                    444,990
               Energy - 0.4%
       5,000   Calpine Corp.*<F3>                                    17,000
       6,000   TransGlobe Energy Corp.*<F3>                          39,660
                                                                -----------
                                                                     56,660
               Energy-Services - 0.4%
       1,000   Able Energy, Inc.*<F3>                                14,530
       1,500   Veritas DGC Inc.*<F3>                                 41,610
                                                                -----------
                                                                     56,140
               Entertainment/Media - 1.5%
       2,000   The Walt Disney Co.                                   50,360
       4,000   Imax Corp.*<F3>                                       39,760
       4,000   Lions Gate Entertainment Corp.*<F3>                   41,040
       1,000   Pixar*<F3>                                            50,050
       5,000   WorldGate Communications, Inc.*<F3>                   16,200
                                                                -----------
                                                                    197,410
               Financial Services - 2.2%
       7,000   Ameritrade Holding Corp.*<F3>                        130,130
       4,000   E*TRADE Financial Corp.*<F3>                          55,960
       1,500   GFI Group Inc.*<F3>                                   53,400
       1,500   SEI Investments Co.                                   56,025
                                                                -----------
                                                                    295,515
               Food Wholesalers - 0.2%
       4,000   Coffee Holding Co., Inc.*<F3>                         31,600

               Gold & Silver - 0.5%
       4,000   Coeur d'Alene Mines Corp.*<F3>                        14,520
       3,500   Goldcorp Inc.                                         55,230
                                                                -----------
                                                                     69,750
               Instruments - 0.7%
       2,000   Itron, Inc.*<F3>                                      89,360

               Internet Information Providers - 2.5%
       5,500   InfoSpace, Inc.*<F3>                                 181,115
      20,000   iVillage Inc.*<F3>                                   119,600
       2,000   Jupitermedia Corp.*<F3>                               34,260
                                                                -----------
                                                                    334,975
               Internet Service Providers - 0.4%
       2,000   aQuantive, Inc.*<F3>                                  35,440
       4,000   Opsware, Inc.*<F3>                                    20,480
                                                                -----------
                                                                     55,920
               Internet Software & Services - 5.0%
      30,000   CMGI Inc.*<F3>                                        56,700
       4,000   Internet Capital Group, Inc.*<F3>                     29,320
      16,000   Openwave Systems Inc.*<F3>                           262,400
       3,000   PalmSource, Inc.*<F3>                                 25,500
      15,000   Red Hat, Inc.*<F3>                                   196,500
       4,000   Redback Networks Inc.*<F3>                            25,520
       1,500   Shanda Interactive Entertainment Ltd.-ADS*<F3>        55,185
                                                                -----------
                                                                    651,125
               Machinery - 0.5%
       3,000   Core Molding Technologies, Inc.*<F3>                  29,130
       1,500   JLG Industries, Inc.                                  41,220
                                                                -----------
                                                                     70,350
               Medical Services - 0.2%
         500   Quality Systems, Inc.                                 23,690

               Medical Supplies - 0.5%
       2,000   Owens & Minor, Inc.                                   64,700

               Photography - 1.6%
       7,500   Komag, Inc.*<F3>                                     212,775

               Restaurants - 0.5%
       1,500   Outback Steakhouse, Inc.                              67,860

               Retail-Specialty - 5.7%
       2,250   bebe stores, inc.                                     59,557
       2,000   Best Buy Co., Inc.                                   137,100
       4,000   The Bombay Company, Inc.*<F3>                         22,800
       8,000   Charming Shoppes, Inc.*<F3>                           74,640
       3,000   Circuit City Stores, Inc.                             51,870
      17,500   Navarre Corp.*<F3>                                   139,913
       2,000   Overstock.com, Inc.*<F3>                              71,200
       8,000   PC Connection, Inc.*<F3>                              49,760
       3,000   Pep Boys-Manny, Moe & Jack                            40,620
       2,000   Retail Ventures, Inc.*<F3>                            27,280
       4,000   Rite Aid Corp.*<F3>                                   16,720
       1,500   Williams-Sonoma, Inc.*<F3>                            59,355
                                                                -----------
                                                                    750,815
               Retail Stores - 0.8%
       1,500   Nordstrom, Inc.                                      101,955

               Security Software & Services - 5.7%
       4,000   Check Point Software Technologies Ltd.*<F3>           79,200
       4,000   Entrust, Inc.*<F3>                                    19,160
       5,000   Internet Security Systems, Inc.*<F3>                 101,450
       4,500   McAfee, Inc.*<F3>                                    117,810
       7,000   RSA Security Inc.*<F3>                                80,360
       1,000   SafeNet, Inc.*<F3>                                    34,060
      11,000   VeriSign, Inc.*<F3>                                  316,360
                                                                -----------
                                                                    748,400
               Semiconductor Capital Spending - 0.4%
       5,000   Semitool, Inc.*<F3>                                   47,700

               Semiconductors - 13.5%
       4,000   Broadcom Corp.*<F3>                                  142,040
       8,000   Conexant Systems, Inc.*<F3>                           12,880
       7,000   Cypress Semiconductor Corp.*<F3>                      88,130
       8,000   EMCORE Corp.*<F3>                                     33,040
       3,000   Flextronics International Ltd.*<F3>                   39,630
       4,200   Intel Corp.                                          109,452
       5,500   Lam Research Corp.*<F3>                              159,170
      18,000   LSI Logic Corp.*<F3>                                 152,820
       1,500   Marvell Technology Group Ltd.*<F3>                    57,060
      11,000   Mattson Technology, Inc.*<F3>                         78,760
      11,000   MIPS Technologies, Inc.*<F3>                          79,200
       1,500   Multi-Fineline Electronix, Inc.*<F3>                  27,600
       3,000   NVIDIA Corp.*<F3>                                     80,160
       7,000   Pixelworks, Inc.*<F3>                                 60,060
      12,000   PLX Technology, Inc.*<F3>                            121,920
      16,000   PMC-Sierra, Inc.*<F3>                                149,280
       2,000   QLogic Corp.*<F3>                                     61,740
       5,000   Rambus Inc.*<F3>                                      66,900
       9,000   RF Micro Devices, Inc.*<F3>                           48,870
       9,000   Sanmina-SCI Corp.*<F3>                                49,230
       4,000   Skyworks Solutions, Inc.*<F3>                         29,480
       5,000   Solectron Corp.*<F3>                                  18,950
       4,000   Texas Instruments Inc.                               112,280
                                                                -----------
                                                                  1,778,652
               Services - 0.4%
       2,000   Administaff, Inc.                                     47,520

               System Software - 0.8%
       1,500   Mercury Interactive Corp.*<F3>                        57,540
       8,000   Parametric Technology Corp.*<F3>                      51,040
                                                                -----------
                                                                    108,580
               Telecommunications - 1.0%
       4,000   CIENA Corp.*<F3>                                       8,360
       6,000   Qiao Xing Universal Telephone, Inc.*<F3>              33,240
      11,000   Tellabs, Inc.*<F3>                                    95,700
                                                                -----------
                                                                    137,300
               Telephone Services - 0.4%
       8,000   Time Warner Telecom Inc.*<F3>                         47,360

               Transportation - 0.3%
       1,500   Maritrans Inc.                                        40,575

               Wireless Communication - 6.6%
      11,500   Motorola, Inc.                                       209,990
       4,000   Research In Motion Ltd.*<F3>                         295,000
       3,000   Sprint Corp. (FON Group)                              75,270
       9,000   Telesystem International Wireless Inc.*<F3>          140,580
      18,000   UbiquiTel Inc.*<F3>                                  146,880
                                                                -----------
                                                                    867,720
               Miscellaneous - 1.1%
       2,500   Charles & Colvard Ltd.                                61,375
       3,000   MEMC Electronic Materials, Inc.*<F3>                  47,310
       3,000   Taser International, Inc.*<F3>                        30,120
                                                                -----------
                                                                    138,805
                                                                -----------
                 Total common stocks                             13,125,823
                   (cost $8,876,573)                            -----------
                 Total long-term investments                     13,125,823
                   (cost $8,876,573)                            -----------

SHORT-TERM INVESTMENTS - 1.0% (A)<F4>
               Variable Rate Demand Note - 1.0%
    $132,354   U.S. Bank, N.A., 3.08%                               132,354
                                                                -----------
                 Total short-term investments                       132,354
                   (cost $132,354)                              -----------

                 Total investments - 100.7%                      13,258,177
                   (cost $9,008,927)                            -----------
                                                                -----------
                 Liabilities, less cash and
                   receivables - (0.7%) (A)<F4>                     (96,287)
                                                                -----------
                 TOTAL NET ASSETS - 100.0%                      $13,161,890
                                                                -----------
                                                                -----------
*<F3>     Non-income producing security.
(A)<F4> Percentages for the various classifications relate to net assets. ADR-American Depository Receipt
ADS-American Depository Shares

                                 REYNOLDS FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2005
                                  (UNAUDITED)
    SHARES OR
 PRINCIPAL AMOUNT                                                   VALUE
 ----------------                                                   -----

LONG-TERM INVESTMENTS - 141.3% (A)<F6>
COMMON STOCKS - 138.2% (A)<F6>
               Advertising - 0.7%
      11,000   ValueClick, Inc.*<F5>                            $   135,630

               Airlines/Aerospace - 1.1%
       2,000   DRS Technologies, Inc.                               102,560
       2,000   Esterline Technologies Corp.*<F5>                     80,160
       2,000   Kaman Corp.                                           36,080
                                                                -----------
                                                                    218,800
               Apparel - 1.6%
       5,500   Burlington Coat Factory Warehouse Corp.              234,520
       2,500   Phillips-Van Heusen Corp.                             81,725
                                                                -----------
                                                                    316,245
               Application Software - 2.1%
      16,000   Compuware Corp.*<F5>                                 115,040
       6,000   Novell, Inc.*<F5>                                     37,200
      10,500   VERITAS Software Corp.*<F5>                          256,200
                                                                -----------
                                                                    408,440
               Automotive - 1.5%
       3,000   Accuride Corp.*<F5>                                   31,890
       2,000   Advance Auto Parts, Inc.*<F5>                        129,100
       2,000   AutoNation, Inc.*<F5>                                 41,040
       1,500   CLARCOR Inc.                                          43,875
       1,500   Dollar Thrifty Automotive Group, Inc.*<F5>            56,970
                                                                -----------
                                                                    302,875
               Biotechnology - 4.8%
       5,000   Aastrom Biosciences, Inc.*<F5>                        15,650
       1,500   Affymetrix, Inc.*<F5>                                 80,895
       4,500   Crucell N.V. ADR*<F5>                                108,045
       3,000   Encysive Pharmaceuticals Inc.*<F5>                    32,430
         500   Genentech, Inc.*<F5>                                  40,140
       2,000   Gilead Sciences, Inc.*<F5>                            87,980
       3,000   Incyte Corp.*<F5>                                     21,450
       1,000   Invitrogen Corp.*<F5>                                 83,290
       6,000   LifeCell Corp.*<F5>                                   94,860
       2,000   Millennium Pharmaceuticals, Inc.*<F5>                 18,540
       5,000   Omnicell, Inc.*<F5>                                   44,000
       7,800   Orchid Cellmark, Inc.*<F5>                            84,318
       2,000   Protein Design Labs, Inc.*<F5>                        40,420
      16,000   Savient Pharmaceuticals Inc.*<F5>                     70,560
       3,000   Serologicals Corp.*<F5>                               63,750
      10,000   StemCells, Inc.*<F5>                                  42,100
       4,000   ViroPharma Inc.*<F5>                                  27,800
                                                                -----------
                                                                    956,228
               Building - 0.7%
       3,000   Beacon Roofing Supply, Inc.*<F5>                      78,900
       1,500   Home Depot, Inc.                                      58,350
                                                                -----------
                                                                    137,250
               Business Software & Services - 6.7%
       7,000   Akamai Technologies, Inc.*<F5>                        91,910
      12,000   BEA Systems, Inc.*<F5>                               105,360
       2,000   Copart, Inc.*<F5>                                     47,600
       1,000   CryptoLogic Inc.                                      30,010
       4,500   Digital River, Inc.*<F5>                             142,875
       1,500   MICROS Systems, Inc.*<F5>                             67,125
       4,000   NetIQ Corp.*<F5>                                      45,400
       6,000   OpenTV Corp.*<F5>                                     16,440
       3,500   PAR Technology Corp.*<F5>                            112,000
      18,500   Radiant Systems, Inc.*<F5>                           210,900
      17,000   Sapient Corp.*<F5>                                   134,810
       5,000   Sonic Solutions*<F5>                                  93,000
      33,000   Sonus Networks, Inc.*<F5>                            157,740
       7,000   TIBCO Software Inc.*<F5>                              45,780
      13,000   Viewpoint Corp.*<F5>                                  23,010
                                                                -----------
                                                                  1,323,960
               Cable TV/Broadcasting - 2.8%
       5,000   Charter Communications, Inc.*<F5>                      5,900
      24,000   Sirius Satellite Radio Inc.*<F5>                     155,520
      11,500   XM Satellite Radio Holdings Inc.*<F5>                387,090
                                                                -----------
                                                                    548,510
               Capital Equipment - 0.6%
       1,500   SpectraSite, Inc.*<F5>                               111,645

               Chemicals-Specialty - 0.7%
       1,500   Bunge Ltd.                                            95,100
       3,000   Star Scientific, Inc.*<F5>                            13,410
         500   SurModics, Inc.*<F5>                                  21,685
                                                                -----------
                                                                    130,195
               Communication Equipment - 8.9%
       8,000   8x8, Inc.*<F5>                                        13,360
       5,500   ADC Telecommunications, Inc.*<F5>                    119,735
       5,500   American Tower Corp.*<F5>                            115,610
       8,000   C-COR Inc.*<F5>                                       54,800
       8,000   Concurrent Computer Corp.*<F5>                        17,040
      13,000   Corning Inc.*<F5>                                    216,060
      12,000   Endwave Corp.*<F5>                                   571,200
       4,000   L.M. Ericsson Telephone Co. ADR                      127,800
       6,000   Harmonic Inc.*<F5>                                    28,980
      37,100   McDATA Corp.*<F5>                                    148,400
       3,000   NETGEAR, Inc.*<F5>                                    55,800
       1,000   Plantronics, Inc.                                     36,360
      13,000   Plexus Corp.*<F5>                                    184,990
       4,000   Telkonet, Inc.*<F5>                                   19,720
       3,000   Wireless Facilities, Inc.*<F5>                        18,990
      15,000   Zhone Technologies, Inc.*<F5>                         50,250
                                                                -----------
                                                                  1,779,095
               Communication Services - 0.9%
       8,500   Crown Castle International Corp.*<F5>                172,720

               Computer & Peripherals - 2.0%
       3,000   Apple Computer, Inc.*<F5>                            110,430
       4,000   Network Appliance, Inc.*<F5>                         113,080
       5,000   PalmOne, Inc.*<F5>                                   148,850
       3,000   Symbol Technologies, Inc.                             29,610
                                                                -----------
                                                                    401,970
               Computer Networking - 4.6%
       5,000   3Com Corp.*<F5>                                       18,200
       7,000   Adaptec, Inc.*<F5>                                    27,160
       7,000   Broadwing Corp.*<F5>                                  32,340
       4,000   Cisco Systems Inc.*<F5>                               76,440
      14,000   Foundry Networks, Inc.*<F5>                          120,820
      35,000   Glenayre Technologies, Inc.*<F5>                     131,950
       5,500   Juniper Networks, Inc.*<F5>                          138,490
      11,000   Sierra Wireless Inc.*<F5>                             80,630
       6,000   Sycamore Networks, Inc.*<F5>                          20,700
      10,500   WebEx Communications, Inc.*<F5>                      277,305
                                                                -----------
                                                                    924,035
               Computer Software & Services - 1.0%
       1,500   Macromedia, Inc.*<F5>                                 57,330
       1,500   Scientific Games Corp.*<F5>                           40,395
       7,000   Wind River Systems, Inc.*<F5>                        109,760
                                                                -----------
                                                                    207,485
               Diversified - 1.1%
      10,500   Crown Holdings, Inc.*<F5>                            149,415
       4,000   Vector Group Ltd.                                     74,280
                                                                -----------
                                                                    223,695
               Drugs - 1.2%
       5,000   Amylin Pharmaceuticals, Inc.*<F5>                    104,650
       4,000   ARIAD Pharmaceuticals, Inc.*<F5>                      26,640
       2,000   NBTY, Inc.*<F5>                                       51,880
      23,000   Questcor Pharmaceuticals, Inc.*<F5>                   14,720
       1,500   Teva Pharmaceutical Industries Ltd. SP-ADR            46,710
                                                                -----------
                                                                    244,600
               Electronics - 3.0%
       2,000   Brightpoint, Inc.*<F5>                                44,380
       3,500   Essex Corp.*<F5>                                      80,080
       2,000   Evergreen Solar, Inc.*<F5>                            12,860
       6,000   GigaMedia Ltd.*<F5>                                   12,840
       4,000   Kopin Corp.*<F5>                                      20,400
       3,000   Lamson & Sessions Co.*<F5>                            35,460
      11,000   Micrel, Inc.*<F5>                                    126,720
      21,000   Powerwave Technologies, Inc.*<F5>                    214,620
       9,000   SRS Labs, Inc.*<F5>                                   54,900
                                                                -----------
                                                                    602,260
               Energy - 6.7%
      11,000   Calpine Corp.*<F5>                                    37,400
       2,000   Chesapeake Energy Corp.                               45,600
       4,500   CMS Energy Corp.*<F5>                                 67,770
       1,000   ConocoPhillips                                        57,490
       1,500   Cooper Cameron Corp.*<F5>                             93,075
       4,000   Dynegy Inc.*<F5>                                      19,440
       2,000   Empire Resources, Inc.                                19,360
       2,500   EnCana Corp.                                          98,975
       1,000   EOG Resources, Inc.                                   56,800
       1,000   Marathon Oil Corp.                                    53,370
       1,000   Murphy Oil Corp.                                      52,230
       1,000   Noble Energy, Inc.                                    75,650
         500   Occidental Petroleum Corp.                            38,465
         500   Questar Corp.                                         32,950
       2,000   Royale Energy, Inc.*<F5>                              17,300
       5,000   Southwestern Energy Co.*<F5>                         234,900
       2,000   Swift Energy Co.*<F5>                                 71,640
       3,000   Tipperary Corp.*<F5>                                  18,750
      36,000   TransGlobe Energy Corp.*<F5>                         237,960
                                                                -----------
                                                                  1,329,125
               Energy-Services - 8.8%
       2,000   Able Energy, Inc.*<F5>                                29,060
       3,000   Diamond Offshore Drilling, Inc.                      160,290
       7,500   Frontier Oil Corp.                                   220,125
       3,000   Global Industries, Ltd.*<F5>                          25,500
       1,500   Holly Corp.                                           70,005
       1,000   Nabors Industries, Ltd.*<F5>                          60,620
       1,500   Newfield Exploration Co.*<F5>                         59,835
         500   Noble Corp.                                           30,755
      15,000   Parker Drilling Co.*<F5>                             105,150
       2,000   Schlumberger Ltd.                                    151,880
       1,000   Smith International, Inc.                             63,700
       1,000   Sunoco, Inc.                                         113,680
       1,500   Tesoro Corp.                                          69,780
       3,500   Transocean Inc.*<F5>                                 188,895
       2,500   Valero Energy Corp.                                  197,775
       7,000   Veritas DGC Inc.*<F5>                                194,180
                                                                -----------
                                                                  1,741,230
               Entertainment/Media - 1.5%
       1,000   Electronic Arts Inc.*<F5>                             56,610
       7,000   Imax Corp.*<F5>                                       69,580
       3,000   Pixar*<F5>                                           150,150
       7,000   WorldGate Communications, Inc.*<F5>                   22,680
                                                                -----------
                                                                    299,020
               Financial Services - 0.8%
       4,000   E*TRADE Financial Corp.*<F5>                          55,960
       1,000   GFI Group Inc.*<F5>                                   35,600
      10,000   HomeStore, Inc.*<F5>                                  20,300
         500   Lehman Brothers Holdings Inc.                         49,640
                                                                -----------
                                                                    161,500
               Foods - 0.4%
       3,500   Rocky Mountain Chocolate Factory, Inc.                77,000

               Gold & Silver - 0.4%
       8,000   Bema Gold Corp.*<F5>                                  19,120
       5,000   Coeur d'Alene Mines Corp.*<F5>                        18,150
       3,000   Silver Standard Resources Inc.*<F5>                   35,070
                                                                -----------
                                                                     72,340
               Grocery Stores - 0.1%
       1,000   Great Atlantic & Pacific Tea Company, Inc.*<F5>       29,060

               Health Maintenance Organization - 0.4%
       1,000   PacifiCare Health Systems, Inc.*<F5>                  71,450

               Home Builders - 0.4%
       1,000   KB Home, Inc.                                         76,230

               Hotel - 2.1%
       2,000   Four Seasons Hotels Inc.                             132,200
       1,500   Harrah's Entertainment, Inc.                         108,105
       1,500   Marriott International, Inc.                         102,330
       2,000   MGM MIRAGE*<F5>                                       79,160
                                                                -----------
                                                                    421,795
               Household Products - 1.0%
       6,000   Oakley, Inc.                                         102,180
       1,500   Parlux Fragrances, Inc.*<F5>                          41,505
       2,000   Tupperware Corp.                                      46,740
                                                                -----------
                                                                    190,425
               Instruments - 1.0%
       7,000   GSI Group Inc.*<F5>                                   65,940
       3,000   Input/Output, Inc.*<F5>                               18,840
       2,500   Itron, Inc.*<F5>                                     111,700
                                                                -----------
                                                                    196,480
               Insurance - 0.9%
         500   Aetna Inc.                                            41,410
       1,000   AFLAC INC.                                            43,280
         500   CIGNA Corp.                                           53,515
         500   WellChoice Inc.*<F5>                                  34,735
                                                                -----------
                                                                    172,940
               Internet Information Providers - 3.1%
       6,000   CNET Networks, Inc.*<F5>                              70,440
         500   Google Inc.*<F5>                                     147,075
       2,000   InfoSpace, Inc.*<F5>                                  65,860
      11,000   iVillage Inc.*<F5>                                    65,780
       1,500   Sohu.com Inc.*<F5>                                    32,880
      26,000   Verticalnet, Inc.*<F5>                                18,200
       3,000   WebMD Corp.*<F5>                                      30,810
       5,500   Yahoo! Inc.*<F5>                                     190,575
                                                                -----------
                                                                    621,620
               Internet Service Providers - 0.9%
       9,000   aQuantive, Inc.*<F5>                                 159,480
       3,000   Sify Ltd. SP-ADR*<F5>                                 14,100
                                                                -----------
                                                                    173,580
               Internet Software & Services - 4.8%
      16,000   24/7 Real Media, Inc.*<F5>                            65,440
      19,000   CMGI Inc.*<F5>                                        35,910
       4,000   Internet Capital Group, Inc.*<F5>                     29,320
       3,500   InterVideo Inc.*<F5>                                  50,330
      11,000   Openwave Systems Inc.*<F5>                           180,400
      15,000   Red Hat, Inc.*<F5>                                   196,500
      11,000   Redback Networks Inc.*<F5>                            70,180
      10,000   Safeguard Scientifics, Inc.*<F5>                      12,800
       1,500   Shanda Interactive Entertainment Ltd. ADS*<F5>        55,185
       1,500   SkyTerra Communications, Inc.*<F5>                    54,600
       6,000   SonicWALL, Inc.*<F5>                                  32,340
       2,000   Websense, Inc.*<F5>                                   96,100
      16,000   Youbet.com, Inc.*<F5>                                 79,520
                                                                -----------
                                                                    958,625
               Machinery - 1.1%
       2,000   Barnes Group Inc.                                     66,200
       1,500   Core Molding Technologies, Inc.*<F5>                  14,565
       5,000   JLG Industries, Inc.                                 137,400
                                                                -----------
                                                                    218,165
               Medical Services - 1.5%
      12,000   BioScrip, Inc.*<F5>                                   72,000
       1,000   Caremark Rx, Inc.*<F5>                                44,520
         500   LifePoint Hospitals, Inc.*<F5>                        25,260
       1,500   Manor Care, Inc.                                      59,595
         500   Quality Systems, Inc.                                 23,690
       3,500   Symantec Corp.*<F5>                                   76,090
                                                                -----------
                                                                    301,155
               Medical Supplies - 0.6%
       3,000   Alpha Pro Tech, Ltd.*<F5>                              5,700
       1,000   Mentor Corp.                                          41,480
       2,000   Neurometrix Inc.*<F5>                                 40,060
       1,000   Owens & Minor, Inc.                                   32,350
                                                                -----------
                                                                    119,590
               Office Equipment & Supplies - 0.6%
       1,500   Lipman*<F5>                                           46,155
       5,000   Standard Register Co.                                 79,050
                                                                -----------
                                                                    125,205
               Photography - 0.9%
       6,000   Komag, Inc.*<F5>                                     170,220

               Real Estate - 0.3%
         500   Toll Brothers, Inc.*<F5>                              50,775

               Restaurants - 3.8%
       2,000   Darden Restaurants, Inc.                              65,960
      31,000   Luby's, Inc.*<F5>                                    370,450
       2,000   O'Charley's Inc.*<F5>                                 35,320
       1,000   Outback Steakhouse, Inc.                              45,240
         500   Panera Bread Co.*<F5>                                 31,042
       5,000   Papa John's International, Inc.*<F5>                 199,850
                                                                -----------
                                                                    747,862
               Retail-Specialty - 15.7%
         500   Abercrombie & Fitch Co.                               34,350
       4,000   American Eagle Outfitters, Inc.                      122,600
       2,000   AutoZone, Inc.*<F5>                                  184,920
       9,000   bebe stores, inc.                                    238,230
       1,000   Bed Bath & Beyond Inc.*<F5>                           41,780
       3,000   Best Buy Co., Inc.                                   205,650
      16,000   The Bombay Company, Inc.*<F5>                         91,200
       3,500   Carter's, Inc.*<F5>                                  204,330
      18,000   Charming Shoppes, Inc.*<F5>                          167,940
       2,500   Chico's FAS, Inc.*<F5>                                85,700
       1,500   Children's Place Retail Stores, Inc.*<F5>             70,005
       2,500   Coach, Inc.*<F5>                                      83,925
       3,000   Conn's, Inc.*<F5>                                     73,410
       1,500   CVS Corp.                                             43,605
       1,500   Dick's Sporting Goods, Inc.*<F5>                      57,885
       1,500   Dress Barn, Inc.*<F5>                                 33,945
       4,000   eBay Inc.*<F5>                                       132,040
       3,000   The Men's Wearhouse, Inc.*<F5>                       103,290
       3,000   Michaels Stores, Inc.                                124,110
       8,000   Navarre Corp.*<F5>                                    63,960
       1,000   NIKE, Inc. Cl B                                       86,600
       3,500   Office Depot, Inc.*<F5>                               79,940
       1,500   Overstock.com, Inc.*<F5>                              53,400
       3,500   Payless ShoeSource, Inc.*<F5>                         67,200
       3,000   Restoration Hardware, Inc.*<F5>                       24,540
       8,000   Rite Aid Corp.*<F5>                                   33,440
       1,500   Ross Stores, Inc.                                     43,365
       2,500   Starbucks Corp.*<F5>                                 129,150
       4,500   Tempur-Pedic International Inc.*<F5>                  99,810
       1,500   Tiffany & Co.                                         49,140
       1,000   Urban Outfitters, Inc.*<F5>                           56,690
      10,000   Wet Seal, Inc.*<F5>                                   67,850
       1,000   Whole Foods Market, Inc.                             118,300
       1,500   Zale Corp.*<F5>                                       47,535
                                                                -----------
                                                                  3,119,835
               Retail Stores - 2.4%
       2,500   Costco Wholesale Corp.                               112,050
       1,500   Longs Drug Stores Corp.                               64,575
       2,500   Nordstrom, Inc.                                      169,925
       2,500   Target Corp.                                         136,025
                                                                -----------
                                                                    482,575
               Security Software & Services - 5.7%
       3,000   Check Point Software Technologies Ltd.*<F5>           59,400
       5,000   Internet Security Systems, Inc.*<F5>                 101,450
       5,500   McAfee, Inc.*<F5>                                    143,990
       8,000   RSA Security Inc.*<F5>                                91,840
       4,000   SafeNet, Inc.*<F5>                                   136,240
      11,000   Secure Computing Corp.*<F5>                          119,680
      22,500   VASCO Data Security International, Inc.*<F5>         218,250
       9,000   VeriSign, Inc.*<F5>                                  258,840
                                                                -----------
                                                                  1,129,690
               Semiconductor Capital Spending - 1.8%
       4,500   ATMI, Inc.*<F5>                                      130,545
       4,000   Ixia*<F5>                                             77,760
       1,000   KLA-Tencor Corp.                                      43,700
       9,500   Kulicke and Soffa Industries, Inc.*<F5>               75,145
      17,000   TranSwitch Corp.*<F5>                                 34,850
                                                                -----------
                                                                    362,000
               Semiconductors - 12.0%
       7,000   Agere Systems Inc.*<F5>                               84,000
       1,500   Analog Devices, Inc.                                  55,965
       3,000   Axcelis Technologies, Inc.*<F5>                       20,580
       5,500   Broadcom Corp.*<F5>                                  195,305
       8,000   Cirrus Logic, Inc.*<F5>                               42,480
      44,000   Conexant Systems, Inc.*<F5>                           70,840
      25,000   EMCORE Corp.*<F5>                                    103,250
       2,000   Flextronics International Ltd.*<F5>                   26,420
       3,500   Lam Research Corp.*<F5>                              101,290
       4,000   Leadis Technology Inc.*<F5>                           32,200
       6,000   LSI Logic Corp.*<F5>                                  50,940
       3,500   Marvell Technology Group Ltd.*<F5>                   133,140
      22,000   Mattson Technology, Inc.*<F5>                        157,520
      12,000   MIPS Technologies, Inc.*<F5>                          86,400
       1,000   National Semiconductor Corp.                          22,030
       7,000   Netlogic Microsystems Inc.*<F5>                      124,110
       3,500   NVIDIA Corp.*<F5>                                     93,520
      15,000   ON Semiconductor Corp.*<F5>                           69,000
      11,000   PLX Technology, Inc.*<F5>                            111,760
      22,000   PMC-Sierra, Inc.*<F5>                                205,260
       2,000   QLogic Corp.*<F5>                                     61,740
       2,000   Rambus Inc.*<F5>                                      26,760
      20,000   RF Micro Devices, Inc.*<F5>                          108,600
      10,000   Sanmina-SCI Corp.*<F5>                                54,700
       6,000   SIPEX Corp.*<F5>                                       9,720
      12,000   Skyworks Solutions, Inc.*<F5>                         88,440
      23,000   Solectron Corp.*<F5>                                  87,170
       4,000   Taiwan Semiconductor Manufacturing
                 Company Ltd. SP-ADR                                 36,480
       4,000   Texas Instruments Inc.                               112,280
       5,000   United Microelectronics Corp. ADR*<F5>                20,550
                                                                -----------
                                                                  2,392,450
               Services - 3.1%
       5,000   Access Integrated Technologies Inc.*<F5>              45,200
       3,500   Administaff, Inc.                                     83,160
       4,000   EVCI Career Colleges Holding Corp.*<F5>               25,200
       4,000   Franklin Covey Co.*<F5>                               30,480
       1,000   Global Payments Inc.                                  67,800
       3,500   Labor Ready, Inc.*<F5>                                81,585
       2,000   Pre-Paid Legal Services, Inc.                         89,300
       6,000   Ventiv Health, Inc.*<F5>                             115,680
       1,500   Weight Watchers International, Inc.*<F5>              77,415
                                                                -----------
                                                                    615,820
               System Software - 0.1%
       4,000   Parametric Technology Corp.*<F5>                      25,520

               Telecommunications - 0.4%
       4,000   Avaya Inc.*<F5>                                       33,280
       7,000   CIENA Corp.*<F5>                                      14,630
      14,000   McLeodUSA Inc. ESCROW SHRS*<F5>                            0
       4,000   Tellabs, Inc.*<F5>                                    34,800
                                                                -----------
                                                                     82,710
               Telephone Services - 0.4%
      15,000   Time Warner Telecom Inc.*<F5>                         88,800

               Tire & Rubber - 0.5%
       7,000   Titan International, Inc.                             97,860

               Utilities - 2.9%
       3,500   Aqua America Inc.                                    104,090
       3,000   Chesapeake Utilities Corp.                            91,650
       1,500   Constellation Brands, Inc.*<F5>                       44,250
       1,000   Copano Energy LLC                                     36,790
       1,000   Kinder Morgan, Inc.                                   83,200
       2,000   OGE Energy Corp.                                      57,880
       1,000   PPL Corp.                                             59,380
       2,500   SCANA Corp.                                          106,775
                                                                -----------
                                                                    584,015
               Wireless Communication - 3.4%
       7,000   Motorola, Inc.                                       127,820
       1,500   Nextel Communications, Inc.*<F5>                      48,465
       4,500   Research In Motion Ltd.*<F5>                         331,875
       2,000   Telewest Global, Inc.*<F5>                            45,560
      16,000   UbiquiTel Inc.*<F5>                                  130,560
                                                                -----------
                                                                    684,280
               Miscellaneous - 1.7%
         500   Building Materials Holding Corp.                      34,645
       1,000   Martin Marietta Materials, Inc.                       69,120
       4,000   MEMC Electronic Materials, Inc.*<F5>                  63,080
       2,000   Nautilus, Inc.                                        57,000
       2,000   Titanium Metals Corp.*<F5>                           113,580
                                                                -----------
                                                                    337,425
                                                                -----------
                 Total common stocks                             27,474,010
                   (cost $24,450,336)

MUTUAL FUNDS - 2.9% (A)<F6>
       3,000   iShares Russell 2000 Index Fund                      191,100
       1,500   Midcap SPDR Trust Series 1                           187,875
       1,000   Oil Service HOLDRs Trust                             101,970
       1,000   Retail HOLDRs Trust                                   95,750
                                                                -----------
                 Total mutual funds                                 576,695
                   (cost $553,459)
REITS - 0.2% (A)<F6>
       2,000   Digital Realty Trust, Inc.                            34,760
                                                                -----------
                 Total reits                                         34,760
                   (cost $33,967)

RIGHTS - 0.0% (A)<F6>
       6,800   Virologic, Inc. CVR*<F5>                               1,700
                                                                -----------
                 Total rights                                         1,700
                   (cost $0)                                    -----------
                 Total long-term investments                     28,087,165
                   (cost $25,037,762)

SHORT-TERM INVESTMENTS - 0.0% (A)<F6>
               Variable Rate Demand Note - 0.0%
        $925   U.S. Bank, N.A., 3.08%                                   925
                                                                -----------
                 Total short-term investments                           925
                   (cost $925)                                  -----------
                 Total investments - 141.3%                      28,088,090
                   (cost $25,038,687)                           -----------
                                                                -----------
                 Liabilities, less cash and
                   receivables - (41.3%) (A)<F6>                 (8,212,747)
                                                                -----------
                 TOTAL NET ASSETS - 100.0%                      $19,875,343
                                                                -----------
                                                                -----------
*<F5>     Non-income producing security.
(A)<F6> Percentages for the various classifications relate to net assets. ADR-American Depository Receipt
ADS-American Depository Shares
CVR-Contingent Value Right
N.V.-Netherlands Antilles Limited Liability Corporation

                             REYNOLDS BALANCED FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2005
                                  (UNAUDITED)
      SHARES OR
  PRINCIPAL AMOUNT                                                  VALUE
  ----------------                                                  -----
LONG-TERM INVESTMENTS - 98.1% (A)<F8>
COMMON STOCKS - 37.8% (A)<F8>
               Banks - 4.1%
         400   Bank of America Corp.                             $   18,244
         400   Citigroup Inc.                                        18,492
         500   JPMorgan Chase & Co.                                  17,660
         200   Wells Fargo & Co.                                     12,316
                                                                 ----------
                                                                     66,712
               Beverages - 0.8%
         300   The Coca-Cola Co.                                     12,525

               Chemicals - 1.3%
         300   Dow Chemical Co.                                      13,359
         200   E.I. du Pont de Nemours and Co.                        8,602
                                                                 ----------
                                                                     21,961
               Drugs - 1.7%
         300   Bristol-Myers Squibb Co.                               7,494
         400   Merck & Co. Inc.                                      12,320
         300   Pfizer Inc.                                            8,274
                                                                 ----------
                                                                     28,088
               Electrical Equipment - 1.1%
         500   General Electric Co.                                  17,325

               Energy - 3.3%
         300   BP PLC - SP-ADR                                       18,714
         200   Chevron Corp.                                         11,184
         200   Exxon Mobil Corp.                                     11,494
         200   Royal Dutch Petroleum Co. NYS                         12,980
                                                                 ----------
                                                                     54,372
               Financial Services - 3.2%
         200   PNC Financial Services Group, Inc.                    10,892
         500   U.S. Bancorp                                          14,600
         200   Wachovia Corp.                                         9,920
         400   Washington Mutual, Inc.                               16,276
                                                                 ----------
                                                                     51,688
               Foods - 1.7%
         300   Altria Group, Inc.                                    19,398
         400   Sara Lee Corp.                                         7,924
                                                                 ----------
                                                                     27,322
               Grocery Stores - 0.4%
         300   Albertson's, Inc.                                      6,204

               Household Products - 2.1%
         400   Newell Rubbermaid Inc.                                 9,536
         300   The Stanley Works                                     13,662
         500   Tupperware Corp.                                      11,685
                                                                 ----------
                                                                     34,883
               Insurance - 1.0%
         200   Chubb Corp.                                           17,122

               Office Equipment & Supplies - 0.5%
         500   Standard Register Co.                                  7,905

               Paper & Forest Products - 1.3%
         300   International Paper Co.                                9,063
         200   Weyerhaeuser Co.                                      12,730
                                                                 ----------
                                                                     21,793
               Telephone Services - 2.4%
         300   BellSouth Corp.                                        7,971
         400   SBC Communications Inc.                                9,500
         600   Telefonos de Mexico SA de CV- SP-ADR L                11,334
         300   Verizon Communications Inc.                           10,365
                                                                 ----------
                                                                     39,170
               Utilities - 12.5%
         400   American Electric Power Company, Inc.                 14,748
         300   Consolidated Edison, Inc.                             14,052
         500   Duke Energy Corp.                                     14,865
         400   Edison International                                  16,220
         400   Energy East Corp.                                     11,592
         300   Exelon Corp.                                          15,399
         300   FPL Group, Inc.                                       12,618
         300   Hawaiian Electric Industries, Inc.                     8,043
         200   Kinder Morgan, Inc.                                   16,640
         400   ONEOK, Inc.                                           13,060
         300   PG&E Corp.                                            11,262
         300   Pinnacle West Capital Corp.                           13,335
         400   Puget Energy, Inc.                                     9,352
         300   Southern Co.                                          10,401
         500   UGI Corp.                                             13,950
         500   Xcel Energy, Inc.                                      9,760
                                                                 ----------
                                                                    205,297
               Wireless Communication - 0.4%
         300   Vodafone Group PLC - SP-ADR                            7,296
                                                                 ----------
                 Total common stocks                                619,663
                   (cost $621,909)

FEDERAL AGENCIES - 60.3% (A)<F8>
    $300,000   Federal Home Loan Bank, 3.00%,
                 due 12/10/05(B)<F10>                               296,795
     200,000   Federal Home Loan Mortgage Corp., 3.50%,             198,886
                 due 03/26/06(B)<F10>
     200,000   Federal Home Loan Bank, 3.00%,
                 due 03/30/06(B)<F10>                               198,002
     300,000   Federal Home Loan Bank, 3.30%, due 12/18/08          293,609
                                                                 ----------
                 Total federal agencies                             987,292
                   (cost $998,626)                               ----------

                 Total long-term investments                      1,606,955
                   (cost $1,620,535)

SHORT-TERM INVESTMENTS - 8.1% (A)<F8>
               Variable Rate Demand Notes - 8.1%
      30,000   American Family Financial Services, 2.95%             30,000
      52,248   U.S. Bank, N.A., 3.08%                                52,248
      50,000   Wisconsin Corporate Central Credit Union, 3.00%       50,000
                                                                 ----------
                 Total short-term investments                       132,248
                   (cost $132,248)                               ----------
                 Total investments - 106.2%                       1,739,203
                   (cost $1,752,783)                             ----------
                                                                 ----------
                 Liabilities, less cash and
                   receivables - (6.2%) (A)<F8>                    (100,814)
                                                                 ----------
                 TOTAL NET ASSETS - 100.0%                       $1,638,389
                                                                 ----------
                                                                 ----------

(A)<F8>    Percentages for the various classifications relate to net assets.
(B)<F10> Variable Rate Security - the rate reported is the rate in effect as of June 30, 2005. The date shown is the next interest adjustment date.
ADR-American Depository Receipt
NYS-New York Registered Shares

                           REYNOLDS MONEY MARKET FUND
                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 2005
                                  (UNAUDITED)
PRINCIPAL AMOUNT                                                    VALUE
----------------                                                    -----
SHORT-TERM INVESTMENTS - 100.3% (A)<F9>
               U.S. Treasury Securities - 90.5%
    $500,000   U.S. Treasury Bills, 2.55%, due 07/07/05          $  499,788
     500,000   U.S. Treasury Bills, 2.67%, due 07/07/05             499,777
     500,000   U.S. Treasury Bills, 2.62%, due 08/04/05             498,763
     500,000   U.S. Treasury Bills, 2.65%, due 08/04/05             498,749
     500,000   U.S. Treasury Bills, 2.69%, due 08/11/05             498,468
     500,000   U.S. Treasury Bills, 2.76%, due 08/18/05             498,160
     500,000   U.S. Treasury Bills, 2.74%, due 08/25/05             497,907
     500,000   U.S. Treasury Bills, 2.81%, due 09/01/05             497,580
     500,000   U.S. Treasury Bills, 2.93%, due 09/08/05             497,192
                                                                 ----------
                 Total U.S. treasury securities                   4,486,384
                   (amortized cost $4,486,384)

               Variable Rate Demand Notes - 9.8%
       6,911   American Family Financial Services, 2.95%              6,911
     240,000   U.S. Bank, N.A., 3.08%                               240,000
     240,000   Wisconsin Corporate Central Credit Union, 3.00%      240,000
                                                                 ----------
                 Total variable rate demand notes                   486,911
                   (cost $486,911)                               ----------
                     Total investments - 100.3%                   4,973,295
                       (amortized cost $4,973,295)               ----------
                     Liabilities, less cash and                  ----------
                       receivables - (0.3%) (A)<F9>                 (14,255)
                                                                 ----------
                     TOTAL NET ASSETS - 100.0%                   $4,959,040
                                                                 ----------
                                                                 ----------

(A)<F9>   Percentages for the various classifications relate to net assets.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Reynolds Funds, Inc.
                  --------------------

     By (Signature and Title) /s/Frederick L. Reynolds
                              ------------------------
                              Frederick L. Reynolds, President

     Date August 29, 2005
          ---------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title) /s/Frederick L. Reynolds
                              ------------------------
                              Frederick L. Reynolds, President

     Date August 29, 2005
          ---------------

     By (Signature and Title) /s/Frederick L. Reynolds
                              ------------------------
                              Frederick L. Reynolds, Treasurer

     Date August 29, 2005
          ---------------